CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
	Number	Weighted Average Exercise Price (C$)
Balance as at December 31, 2020	6,382,400	$1.70
Granted	1,801,500	3.98
Exercised	(1,055,400)	1.33
Forfeited	(20,000)	3.96
Balance as at December 31, 2021	7,108,500	$2.33
Granted	1,970,500	2.55
Exercised	(1,110,000)	1.22
Forfeited	(120,000)	3.07
Number of options outstanding as at December 31, 2022	7,849,000	$2.53

Disclosure of detailed information about exercise prices of outstanding share options [Table Text Block]
Date Granted	Number of Options	Exercisable	Exercise Price($C)	Expiry Date
July 10, 2018	1,264,000	1,264,000	1.30	July 10, 2023
November 28, 2018	10,000	10,000	1.57	November 28, 2023
December 14, 2018	20,000	20,000	1.42	December 14, 2023
June 6, 2019	1,335,000	1,335,000	1.70	June 6, 2024
November 18, 2019	30,000	30,000	1.80	November 18, 2024
January 21, 2020	60,000	60,000	2.22	January 21, 2025
April 22, 2020	20,000	20,000	2.50	April 22, 2025
June 10, 2020	1,406,500	1,406,500	2.62	June 10, 2025
October 5, 2020	24,000	24,000	3.50	October 5, 2025
May 6, 2021	1,206,500	1,206,500	4.11	May 6, 2026
May 12, 2021	15,000	15,000	4.28	May 12, 2026
June 21, 2021	20,000	20,000	3.67	June 21, 2026
August 19, 2021	500,000	500,000	3.66	August 19, 2026
September 8, 2021	10,000	10,000	3.51	September 8, 2026
April 29, 2022*	1,817,000	1,797,000	2.56	April 29, 2027
July 5, 2022	100,000	100,000	2.45	July 5, 2027
July 20, 2022	11,000	11,000	2.45	July 20, 2027

Total	7,849,000	7,829,000

* Includes options granted for investor relations services that vest 25% every 4 months from the date of grant.

Disclosure of detailed information about restricted share units [Table Text Block]
Number
Balance as at December 31, 2020	1,076,000
Vested	(326,500)
Granted	470,000
Balance as at December 31, 2021	1,219,500
Vested	(241,750)
Forfeited	(77,750)
Granted	520,000
Balance as at December 31, 2022	1,420,000

Disclosure of detailed information about restricted share units outstanding [Table Text Block]
Evaluation Date	December 31, 2021	Granted	Vested	Expired/Cancelled	December 31, 2022
December 31, 2021*	312,500	-	(234,750)	(77,750)	-
November 18, 2022*	7,000	-	(7,000)	-	-
December 31, 2022**	430,000	-	-	-	430,000
December 31, 2023	470,000	-	-	-	470,000
December 31, 2024	-	520,000	-	-	520,000
Total	1,219,500	520,000	(241,750)	(77,750)	1,420,000

*Based on the achievement of performance as evaluated by the Compensation Committee, 241,750 RSUs with evaluation dates of December 31, 2021 and November 18, 2022 had vested based on preset performance criteria previously established on the grant date. Of the 241,750 vested, 70% being 164,063 were paid in shares and the balance modified and settled in cash.

**As at December 31, 2022 the RSU's with an evaluation date of December 31, 2022 have not yet been determined to have vested or expired.

Disclosure of detailed information about warrants, activity [Table Text Block]
	Number	Weighted Average Exercise Price (C$)

Balance as at December 31, 2020	-	$-
Issued	3,399,280	3.98
Balance as at December 31, 2021	3,399,280	3.98
Issued	3,812,121	4.45
Expired	(149,282)	3.50
Balance as at December 31, 2022	7,062,119	$4.47

Disclosure of detailed information of warrants outstanding [Table Text Block]
Date Issued	Number of Warrants	Exercisable	Exercise Price (C$)	Expiry Date
November 5, 2021	3,249,998	3,249,998	4.50	November 5, 2023
April 14, 2022	3,812,121	3,812,121	4.45	April 14, 2027
Total	7,062,119	7,062,119

Disclosure of detailed information about share-based payment arrangements [Table Text Block]
Year ended Deceember 31, 2022	General and Administrative Expenses	Royalty Generation Costs	Total
Fair value of stock options vested	$962	$795	$1,757
RSU's vested	1,530	142	1,672
	$2,492	$937	$3,429

Year ended December 31, 2021	General and Administrative Expenses	Royalty Generation Costs	Total
Fair value of stock options vested	$1,403	$1,205	$2,608
RSUs vested	1,285	-	1,285
RSUs settled in cash	247	22	268
	$2,935	$1,226	$4,161

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	December 31, 2022	December 31, 2021
Risk free interest rate	2.76%	0.88%
Expected life (years)	5	5
Expected volatility	48.7%	53.3%
Dividend yield	0%	0%